Income and related expenses (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Bank slip costs	$ 20,213	$ 23,953	$ 33,963
Rewards expenses	68,500	58,304	42,422
Credit and debit card network costs	63,360	52,199	54,987
Financial system expenses	14,995	23,063
Other transactional expenses	93,256	58,411	45,055
Total transactional expenses	$ 260,324	$ 215,930	$ 176,427